COMMITMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Commitments [Line Items]
Purchase obligations	$ 124.4	$ 110.2
Capital expenditure obligations	42.0	36.6
Lease obligations	65.2	26.1
Total commitments	231.6	172.9
Royalties	48.6	46.5
Essakane S.A.
Disclosure Of Commitments [Line Items]
Royalties	$ 27.1	25.0
Royalty percentage, conditional market price if market price is lower or equal to $1,000 per ounce	3.00%
Royalty percentage, conditional market price if market price is between $1,000 and $1,300 per ounce	4.00%
Royalty percentage, conditional market price if market price is great than $1,300 per ounce	5.00%
Rosebel Gold Mines N.V.
Disclosure Of Commitments [Line Items]
Royalties	$ 21.5	$ 21.5
In-kind royalty per ounce, percentage	2.00%
Price participation percentage in excess of market price of $425 per ounce	6.50%
Percent of minerals payable to charitable foundation	0.25%
Less than One Year
Disclosure Of Commitments [Line Items]
Purchase obligations	$ 119.2
Capital expenditure obligations	34.6
Lease obligations	16.2
Total commitments	170.0
1-2 yrs2
Disclosure Of Commitments [Line Items]
Purchase obligations	3.3
Capital expenditure obligations	7.4
Lease obligations	27.8
Total commitments	38.5
3-4 yrs3
Disclosure Of Commitments [Line Items]
Purchase obligations	1.1
Capital expenditure obligations	0.0
Lease obligations	19.3
Total commitments	20.4
Greater than 5 Years
Disclosure Of Commitments [Line Items]
Purchase obligations	0.8
Capital expenditure obligations	0.0
Lease obligations	1.9
Total commitments	$ 2.7